Capital Stock (Details) (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Preferred stock, issued (in shares)	4,225	4,225
Dividend rate on Series A Preferred Stock (in hundredths)		7.00%
Share conversion price (in dollars per share)		$ 2.00
Stated value per share (in dollars per share)	$ 400	$ 400
Preferred stock stated value	$ 1,690,000	$ 1,690,000
Interest expense on Series A Preferred Stock	$ 108,441
Issuance of common stock (in shares)	6,559,257